UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust – Monthly Income Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
Schwab Capital Trust – Monthly Income Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2013

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2013, enclosed.

Schwab ® Monthly Income Funds

Schwab® Monthly Income Fund -
Moderate Payout

Schwab® Monthly Income Fund -
Enhanced Payout

Schwab® Monthly Income Fund -
Maximum Payout

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Schwab ® Monthly Income Funds

Semiannual Report
June 30, 2013

Schwab® Monthly Income Fund -
Moderate Payout

Schwab® Monthly Income Fund -
Enhanced Payout

Schwab® Monthly Income Fund -
Maximum Payout

Schwab® Monthly Income Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Six Months Ended June 30, 2013

Schwab® Monthly Income Fund – Moderate Payout (Ticker Symbol: SWJRX)	2.46%

Moderate Payout Composite Index	3.42%
Fund Category: Morningstar Retirement Income	1.43%

Performance Details	page 7

Schwab® Monthly Income Fund – Enhanced Payout (Ticker Symbol: SWKRX)	0.67%

Enhanced Payout Composite Index	1.38%
Fund Category: Morningstar Retirement Income	1.43%

Performance Details	page 8

Schwab® Monthly Income Fund – Maximum Payout (Ticker Symbol: SWLRX)	-1.04%

Maximum Payout Composite Index	-0.63%
Fund Category: Morningstar Retirement Income	1.43%

Performance Details	page 9

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Fund expenses have been absorbed by CSIM and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The Moderate Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Moderate Payout Composite Index is composed of 28.50% S&P 500 Index, 11.87% MSCI EAFE (Net) Index, 7.13% FTSE EPRA/NAREIT Global Index (Net), 30.30% Barclays U.S. Aggregate Bond Index, 20.20% Barclays U.S. Aggregate Intermediate Bond Index, and 2.00% Barclays U.S. Treasury Bills: 1-3 Months. Prior to April 1, 2013, the Moderate Payout Composite Index was composed of 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index.

The Enhanced Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Enhanced Payout Composite Index is composed of 19.50% S&P 500 Index, 8.12% MSCI EAFE (Net) Index, 4.88% FTSE EPRA/NAREIT Global Index (Net), 39.30% Barclays U.S. Aggregate Bond Index, 26.20% Barclays U.S. Aggregate Intermediate Bond Index, and 2.00% Barclays U.S. Treasury Bills: 1-3 Months. Prior to April 1, 2013, the Enhanced Payout Composite Index was composed of 25% S&P 500 Index and 75% Barclays U.S. Aggregate Bond Index.

The Maximum Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Maximum Payout Composite Index is composed of 10.50% S&P 500 Index, 4.37% MSCI EAFE (Net) Index, 2.63% FTSE EPRA/NAREIT Global Index (Net), 48.30% Barclays U.S. Aggregate Bond Index, 32.20% Barclays U.S. Aggregate Intermediate Bond Index, and 2.00% Barclays U.S. Treasury Bills: 1-3 Months. Prior to April 1, 2013, the Maximum Payout Composite Index was composed of 10% S&P 500 Index and 90% Barclays U.S. Aggregate Bond Index.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab® Monthly Income Funds 3

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Monthly Income Funds. These three funds are part of our line-up of core investment products and are designed to provide shareholders with current income that does not represent the return of capital, while investment appreciation represents a secondary objective. Each fund invests in a combination of Schwab Funds and Laudus Funds, with different asset allocation guidelines and target annual income payouts.

For the six months ended June 30, 2013, the returns of the funds reflected a solid overall performance by stocks in U.S. and developed overseas markets, and generally negative returns by bonds. The backdrop for these performances included attempts by the Federal Reserve, the Bank of Japan, and many other central banks to stimulate economic growth by trying to keep interest rates low. In general, these policies supported the performance of stocks.

Late in the period, signs of improvement in the U.S. housing market and other areas of the economy led the Fed to announce plans to potentially begin reducing some of its stimulative policies. In response, stock market volatility increased, while bond yields rose sharply in May and June, and bond prices fell. Reflecting this environment, the S&P 500 Index returned 13.8% for the report period, and the Barclays U.S. Aggregate Bond Index returned -2.4%.

 Asset Class Performance Comparison % returns during the six months ended 6/30/2013

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

13.82%	S&P 500® Index: measures U.S. large-cap stocks

15.86%	Russell 2000® Index: measures U.S. small-cap stocks

4.47%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

4 Schwab Monthly Income Funds

From the President continued

For the six months ended June 30, 2013, the returns of the funds reflected a solid overall performance by stocks in U.S. and developed overseas markets, and generally negative returns by bonds.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Monthly Income Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

Schwab Monthly Income Funds 5

Fund Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

6 Schwab Monthly Income Funds

Schwab® Monthly Income Fund – Moderate Payout

Performance and Fund Facts as of 06/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab® Monthly Income Fund – Moderate Payout (3/28/08)	2.46%	6.55%	5.01%	4.49%
Moderate Payout Composite Index[3]	3.42%	7.00%	6.26%	5.66%
S&P 500® Index	13.82%	20.60%	7.01%	6.04%
Barclays U.S. Aggregate Bond Index	-2.44%	-0.69%	5.19%	4.81%
Fund Category: Morningstar Retirement Income	1.43%	6.00%	4.40%	4.05%

Fund Expense Ratios4: Net 0.67%; Gross 1.11%

 Statistics

Number of Holdings	6
Portfolio Turnover Rate[5]	32%

 Asset Class Weightings % of Investments6

Fixed-Income Funds – Intermediate-Term Bond	49.8%
Equity Funds – Large-Cap	29.7%
Equity Funds – International	11.7%
Equity Funds – Global Real Estate	6.9%
Money Market Funds	1.9%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Dividend Equity Fund	29.6%
Schwab Total Bond Market Fund	28.1%
Schwab Intermediate-Term Bond Fund	21.5%
Laudus International MarketMasters Fund, Select Shares	11.7%
Schwab Global Real Estate Fund	6.9%
Total	97.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Moderate Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Moderate Payout Composite Index is composed of 28.50% S&P 500 Index, 11.87% MSCI EAFE (Net) Index, 7.13% FTSE EPRA/NAREIT Global Index (Net), 30.30% Barclays U.S. Aggregate Bond Index, 20.20% Barclays U.S. Aggregate Intermediate Bond Index, and 2.00% Barclays U.S. Treasury Bills: 1-3 Months. Prior to April 1, 2013, the Moderate Payout Composite Index was composed of 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.67%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab® Monthly Income Funds 7

Schwab® Monthly Income Fund – Enhanced Payout

Performance and Fund Facts as of 06/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab® Monthly Income Fund – Enhanced Payout (3/28/08)	0.67%	3.72%	4.71%	4.25%
Enhanced Payout Composite Index[4]	1.38%	4.26%	5.96%	5.44%
S&P 500® Index	13.82%	20.60%	7.01%	6.04%
Barclays U.S. Aggregate Bond Index	-2.44%	-0.69%	5.19%	4.81%
Fund Category: Morningstar Retirement Income	1.43%	6.00%	4.40%	4.05%

Fund Expense Ratios5: Net 0.57%; Gross 0.75%

 Statistics

Number of Holdings	6
Portfolio Turnover Rate[6]	33%

 Asset Class Weightings % of Investments7

Fixed-Income Funds – Intermediate-Term Bond	64.7%
Equity Funds – Large-Cap	20.8%
Equity Funds – International	7.9%
Equity Funds – Global Real Estate	4.7%
Money Market Funds	1.9%
Total	100.0%

 Top Holdings % of Net Assets8,9

Schwab Total Bond Market Fund	37.1%
Schwab Intermediate-Term Bond Fund	27.5%
Schwab Dividend Equity Fund	20.7%
Laudus International MarketMasters Fund, Select Shares	7.9%
Schwab Global Real Estate Fund	4.7%
Total	97.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On June 16, 2009, the Schwab Retirement Income Fund merged into the fund.
[4]	The Enhanced Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Enhanced Payout Composite Index is composed of 19.50% S&P 500 Index, 8.12% MSCI EAFE (Net) Index, 4.88% FTSE EPRA/NAREIT Global Index (Net), 39.30% Barclays U.S. Aggregate Bond Index, 26.20% Barclays U.S. Aggregate Intermediate Bond Index, and 2.00% Barclays U.S. Treasury Bills: 1-3 Months. Prior to April 1, 2013, the Enhanced Payout Composite Index was composed of 25% S&P 500 Index and 75% Barclays U.S. Aggregate Bond Index.
[5]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.57%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.
[6]	Not annualized.
[7]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[8]	This list is not a recommendation of any security by the investment adviser.
[9]	The holdings listed exclude any temporary liquidity investments.

8 Schwab® Monthly Income Funds

Schwab® Monthly Income Fund – Maximum Payout

Performance and Fund Facts as of 06/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab® Monthly Income Fund – Maximum Payout (3/28/08)	-1.04%	0.84%	3.93%	3.54%
Maximum Payout Composite Index[3]	-0.63%	1.57%	5.59%	5.15%
S&P 500® Index	13.82%	20.60%	7.01%	6.04%
Barclays U.S. Aggregate Bond Index	-2.44%	-0.69%	5.19%	4.81%
Fund Category: Morningstar Retirement Income	1.43%	6.00%	4.40%	4.05%

Fund Expense Ratios4: Net 0.46%; Gross 0.65%

 Statistics

Number of Holdings	6
Portfolio Turnover Rate[5]	36%

 Asset Class Weightings % of Investments6

Fixed-Income Funds – Intermediate-Term Bond	80.0%
Equity Funds – Large-Cap	11.8%
Equity Funds – International	4.2%
Equity Funds – Global Real Estate	2.5%
Money Market Funds	1.5%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab Total Bond Market Fund	46.1%
Schwab Intermediate-Term Bond Fund	33.4%
Schwab Dividend Equity Fund	11.7%
Laudus International MarketMasters Fund, Select Shares	4.2%
Schwab Global Real Estate Fund	2.4%
Total	97.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Maximum Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Maximum Payout Composite Index is composed of 10.50% S&P 500 Index, 4.37% MSCI EAFE (Net) Index, 2.63% FTSE EPRA/NAREIT Global Index (Net), 48.30% Barclays U.S. Aggregate Bond Index, 32.20% Barclays U.S. Aggregate Intermediate Bond Index, and 2.00% Barclays U.S. Treasury Bills: 1-3 Months. Prior to April 1, 2013, the Maximum Payout Composite Index was composed of 10% S&P 500 Index and 90% Barclays U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.46%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.
[5]	Not annualized.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab® Monthly Income Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab® Monthly Income Fund - Moderate Payout
Actual Return	0.00%	$1,000.00	$1,024.60	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

Schwab® Monthly Income Fund - Enhanced Payout
Actual Return	0.00%	$1,000.00	$1,006.70	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

Schwab® Monthly Income Fund - Maximum Payout
Actual Return	0.00%	$1,000.00	$989.60	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

10 Schwab Monthly Income Funds

Schwab® Monthly Income Fund - Moderate Payout

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–	1/1/11–	1/1/10–	1/1/09–	3/28/08[1]–
	6/30/13*		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.52		9.92	9.87	9.22	8.32	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.24	0.23	0.29	0.37	0.29
Net realized and unrealized gains (losses)	0.17		0.63	0.06	0.65	0.91	(1.68)

Total from investment operations	0.26		0.87	0.29	0.94	1.28	(1.39)
Less distributions:
Distributions from net investment income	(0.09)		(0.27)	(0.24)	(0.29)	(0.38)	(0.29)

Net asset value at end of period	10.69		10.52	9.92	9.87	9.22	8.32

Total return (%)	2.46	[2]	8.86	2.97	10.35	15.76	(14.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	0.00 [5]	0.00 [5]	0.00 [5]	0.00	[4]
Gross operating expenses[3]	0.31	[4]	0.44	0.46	0.53	0.92	0.73	[4]
Net investment income (loss)	1.75	[4]	2.38	2.30	3.08	4.57	4.08	[4]
Portfolio turnover rate	32	[2]	10	25	13	12	25	[2]
Net assets, end of period ($ x 1,000,000)	39		31	22	20	14	7

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%.

See financial notes 11

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Other Investment Companies	36,596,000	38,980,210

99.7%	Total Investments	36,596,000	38,980,210
0.3%	Other Assets and Liabilities, Net		125,047

100.0%	Total Net Assets		39,105,257

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.7% of net assets

Equity Funds 48.2%

Global Real Estate 6.9%
Schwab Global Real Estate Fund (a)	412,509	2,693,685

International 11.7%
Laudus International MarketMasters Fund, Select Shares (a)	220,350	4,559,035

Large-Cap 29.6%
Schwab Dividend Equity Fund (a)	691,232	11,578,135

		18,830,855

Fixed-Income Funds 49.6%

Intermediate-Term Bond 49.6%
Schwab Intermediate-Term Bond Fund (a)	831,670	8,416,496
Schwab Total Bond Market Fund (a)	1,175,234	10,976,690

		19,393,186

Money Market Fund 1.9%
State Street Institutional U.S. Government Money Market Fund 0.00% (b)	756,169	756,169

Total Other Investment Companies
(Cost $36,596,000)		38,980,210

End of Investments.

At 06/30/13 the tax basis cost of the fund’s investments was $37,070,926 and the unrealized appreciation and depreciation were $2,079,386 and ($170,102), respectively, with a net unrealized appreciation of $1,909,284.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$38,980,210	$—	$—	$38,980,210

Total	$38,980,210	$—	$—	$38,980,210

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

12 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $35,839,831)		$38,224,041
Investments in unaffiliated issuers, at value (cost $756,169)	+	756,169

Total investments, at value (cost $36,596,000)		38,980,210
Receivables:
Investments sold		75,000
Fund shares sold		225,021
Dividends		121,856
Due from investment adviser		859
Prepaid expenses	+	110

Total assets		39,403,056

Liabilities

Payables:
Investments bought		260,000
Fund shares redeemed		20,830
Accrued expenses	+	16,969

Total liabilities		297,799

Net Assets

Total assets		39,403,056
Total liabilities	−	297,799

Net assets		$39,105,257

Net Assets by Source
Capital received from investors		36,706,100
Net investment income not yet distributed		17,604
Net realized capital losses		(2,657)
Net unrealized capital gains		2,384,210

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$39,105,257		3,657,795		$10.69

See financial notes 13

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$312,107
Interest	+	47

Total investment income		312,154

Expenses

Professional fees		21,100
Portfolio accounting fees		9,387
Registration fees		7,973
Transfer agent fees		6,001
Shareholder reports		5,856
Trustees’ fees		2,799
Custodian fees		1,277
Other expenses	+	624

Total expenses		55,017
Expense reduction by CSIM	−	55,017

Net expenses	−	—

Net investment income		312,154

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		571,373
Net realized gains on unaffiliated investments	+	2

Net realized gains		571,375
Net unrealized losses on affiliated underlying funds	+	(169,700)

Net realized and unrealized gains		401,675

Increase in net assets resulting from operations		$713,829

14 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$312,154	$634,322
Net realized gains		571,375	105,084
Net unrealized gains (losses)	+	(169,700)	1,432,150

Increase in net assets from operations		713,829	2,171,556

Distributions to Shareholders

Distributions from net investment income		($301,966)	($730,128)

Transactions in Fund Shares

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,030,377	$11,129,118	1,465,167	$15,162,208
Shares reinvested		17,479	189,264	42,425	441,347
Shares redeemed	+	(341,819)	(3,687,333)	(738,183)	(7,635,180)

Net transactions in fund shares		706,037	$7,631,049	769,409	$7,968,375

Shares Outstanding and Net Assets

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,951,758	$31,062,345	2,182,349	$21,652,542
Total increase	+	706,037	8,042,912	769,409	9,409,803

End of period		3,657,795	$39,105,257	2,951,758	$31,062,345

Net investment income not yet distributed			$17,604		$7,416

See financial notes 15

Schwab® Monthly Income Fund - Enhanced Payout

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–	1/1/11–		1/1/10–	1/1/09–	3/28/08[1]–
	6/30/13*		12/31/12	12/31/11		12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.50		10.09	9.89		9.39	8.75	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.22	0.24		0.30	0.43	0.32
Net realized and unrealized gains (losses)	(0.02)		0.45	0.22		0.50	0.64	(1.26)

Total from investment operations	0.07		0.67	0.46		0.80	1.07	(0.94)
Less distributions:
Distributions from net investment income	(0.09)		(0.26)	(0.26)		(0.30)	(0.43)	(0.31)

Net asset value at end of period	10.48		10.50	10.09		9.89	9.39	8.75

Total return (%)	0.67	[2]	6.70 [3]	4.69	[3]	8.66	12.60	(9.53)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	0.00	[5,6]	(0.00)[6]	0.00	[6]	—	0.01	0.00	[5]
Gross operating expenses[4]	0.17	[5]	0.18	0.15		0.15	0.33	0.56	[5]
Net investment income (loss)	1.79	[5]	2.17	2.43		3.12	4.99	4.34	[5]
Portfolio turnover rate	33	[2]	9	12		14	31 [7]	39	[2]
Net assets, end of period ($ x 1,000,000)	92		85	80		78	72	10

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Includes proceeds from a litigation settlement related to an affiliated underlying fund. Without the litigation proceeds, performance would have been lower.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 Less than 0.005%.
7 Portfolio turnover excludes the impact of assets resulting from a merger with another fund.

16 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Other Investment Companies	86,144,210	91,870,139

99.8%	Total Investments	86,144,210	91,870,139
0.2%	Other Assets and Liabilities, Net		209,410

100.0%	Total Net Assets		92,079,549

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.8% of net assets

Equity Funds 33.3%

Global Real Estate 4.7%
Schwab Global Real Estate Fund (a)	661,652	4,320,586

International 7.9%
Laudus International MarketMasters Fund, Select Shares (a)	350,339	7,248,504

Large-Cap 20.7%
Schwab Dividend Equity Fund (a)	1,137,976	19,061,092

		30,630,182

Fixed-Income Funds 64.6%

Intermediate-Term Bond 64.6%
Schwab Intermediate-Term Bond Fund (a)	2,504,406	25,344,593
Schwab Total Bond Market Fund (a)	3,653,259	34,121,438

		59,466,031

Money Market Fund 1.9%
State Street Institutional U.S. Government Money Market Fund 0.00% (b)	1,773,926	1,773,926

Total Other Investment Companies
(Cost $86,144,210)		91,870,139

End of Investments.

At 06/30/13 the tax basis cost of the fund’s investments was $86,598,129 and the unrealized appreciation and depreciation were $5,645,554 and ($373,544), respectively, with a net unrealized appreciation of $5,272,010.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$91,870,139	$—	$—	$91,870,139

Total	$91,870,139	$—	$—	$91,870,139

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

See financial notes 17

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $84,370,284)		$90,096,213
Investments in unaffiliated issuers, at value (cost $1,773,926)	+	1,773,926

Total investments, at value (cost $86,144,210)		91,870,139
Receivables:
Dividends		244,816
Fund shares sold		118,691
Due from investment adviser		901
Prepaid expenses	+	709

Total assets		92,235,256

Liabilities

Payables:
Investments bought		35,000
Fund shares redeemed		95,413
Accrued expenses	+	25,294

Total liabilities		155,707

Net Assets

Total assets		92,235,256
Total liabilities	−	155,707

Net assets		$92,079,549

Net Assets by Source
Capital received from investors		91,974,548
Net investment income not yet distributed		52,791
Net realized capital losses		(5,673,719)
Net unrealized capital gains		5,725,929

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$92,079,549		8,782,054		$10.48

18 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$793,889
Interest	+	121

Total investment income		794,010

Expenses

Professional fees		26,478
Shareholder reports		11,496
Registration fees		10,162
Portfolio accounting fees		9,923
Transfer agent fees		6,768
Trustees’ fees		2,946
Custodian fees		1,045
Interest expense		4
Other expenses	+	6,435

Total expenses		75,257
Expense reduction by CSIM	−	75,253

Net expenses	−	4

Net investment income		794,006

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		1,855,276
Net realized gains on unaffiliated investments	+	2

Net realized gains		1,855,278
Net unrealized losses on investments	+	(2,158,694)

Net realized and unrealized losses		(303,416)

Increase in net assets resulting from operations		$490,590

See financial notes 19

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$794,006	$1,784,072
Net realized gains		1,855,278	571,540
Net unrealized gains (losses)	+	(2,158,694)	2,933,246

Increase in net assets from operations		490,590	5,288,858

Distributions to Shareholders

Distributions from net investment income		($771,048)	($2,071,784)

Transactions in Fund Shares

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,732,008	$18,467,392	1,871,559	$19,442,490
Shares reinvested		44,058	469,307	123,649	1,286,721
Shares redeemed	+	(1,060,146)	(11,242,888)	(1,828,071)	(18,969,924)

Net transactions in fund shares		715,920	$7,693,811	167,137	$1,759,287

Shares Outstanding and Net Assets

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,066,134	$84,666,196	7,898,997	$79,689,835
Total increase	+	715,920	7,413,353	167,137	4,976,361

End of period		8,782,054	$92,079,549	8,066,134	$84,666,196

Net investment income not yet distributed			$52,791		$29,833

20 See financial notes

Schwab® Monthly Income Fund - Maximum Payout

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–	1/1/11–	1/1/10–	1/1/09–	3/28/08[1]–
	6/30/13*		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.29		10.09	9.90	9.56	9.19	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.20	0.25	0.30	0.45	0.34
Net realized and unrealized gains (losses)	(0.20)		0.24	0.21	0.34	0.37	(0.82)

Total from investment operations	(0.11)		0.44	0.46	0.64	0.82	(0.48)
Less distributions:
Distributions from net investment income	(0.09)		(0.24)	(0.27)	(0.30)	(0.45)	(0.33)

Net asset value at end of period	10.09		10.29	10.09	9.90	9.56	9.19

Total return (%)	(1.04)[2]		4.43	4.70	6.83	9.18	(4.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	0.00 [5]	0.00 [5]	0.00 [5]	0.00 [5]	0.00	[4]
Gross operating expenses[3]	0.19	[4]	0.19	0.17	0.20	0.32	0.29	[4]
Net investment income (loss)	1.80	[4]	1.99	2.53	3.12	4.96	4.68	[4]
Portfolio turnover rate	36	[2]	19	10	20	12	24	[2]
Net assets, end of period ($ x 1,000,000)	64		73	78	68	52	29

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%.

See financial notes 21

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Other Investment Companies	60,823,254	63,066,515

99.3%	Total Investments	60,823,254	63,066,515
0.7%	Other Assets and Liabilities, Net		434,255

100.0%	Total Net Assets		63,500,770

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.3% of net assets

Equity Funds 18.3%

Global Real Estate 2.4%
Schwab Global Real Estate Fund (a)	238,320	1,556,232

International 4.2%
Laudus International MarketMasters Fund, Select Shares (a)	127,475	2,637,453

Large-Cap 11.7%
Schwab Dividend Equity Fund (a)	444,812	7,450,597

		11,644,282

Fixed-Income Funds 79.5%

Intermediate-Term Bond 79.5%
Schwab Intermediate-Term Bond Fund (a)	2,094,200	21,193,299
Schwab Total Bond Market Fund (a)	3,136,231	29,292,399

		50,485,698

Money Market Fund 1.5%
State Street Institutional U.S. Government Money Market Fund 0.00% (b)	936,535	936,535

Total Other Investment Companies
(Cost $60,823,254)		63,066,515

End of Investments.

At 06/30/13 the tax basis cost of the fund’s investments was $61,253,650 and the unrealized appreciation and depreciation were $1,829,437 and ($16,572), respectively, with a net unrealized appreciation of $1,812,865.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$63,066,515	$—	$—	$63,066,515

Total	$63,066,515	$—	$—	$63,066,515

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

22 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $59,886,719)		$62,129,980
Investments in unaffiliated issuers, at value (cost $936,535)	+	936,535

Total investments, at value (cost $60,823,254)		63,066,515
Receivables:
Investments sold		390,000
Fund shares sold		218,658
Dividends		139,033
Due from investment adviser		907
Prepaid expenses	+	453

Total assets		63,815,566

Liabilities

Payables:
Investments bought		20,000
Fund shares redeemed		270,583
Accrued expenses	+	24,213

Total liabilities		314,796

Net Assets

Total assets		63,815,566
Total liabilities	−	314,796

Net assets		$63,500,770

Net Assets by Source
Capital received from investors		61,525,175
Net investment income not yet distributed		1,847
Net realized capital losses		(269,513)
Net unrealized capital gains		2,243,261

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$63,500,770		6,291,802		$10.09

See financial notes 23

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$623,971
Interest	+	94

Total investment income		624,065

Expenses

Professional fees		25,288
Shareholder reports		10,167
Registration fees		10,118
Portfolio accounting fees		9,820
Transfer agent fees		7,204
Trustees’ fees		2,936
Custodian fees		1,015
Other expenses	+	1,149

Total expenses		67,697
Expense reduction by CSIM	−	67,697

Net expenses	−	—

Net investment income		624,065

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		645,906
Net realized gains on unaffiliated investments	+	2

Net realized gains		645,908
Net unrealized losses on affiliated underlying funds	+	(1,886,653)

Net realized and unrealized losses		(1,240,745)

Decrease in net assets resulting from operations		($616,680)

24 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$624,065	$1,532,299
Net realized gains		645,908	584,721
Net unrealized gains (losses)	+	(1,886,653)	1,184,602

Increase (Decrease) in net assets from operations		(616,680)	3,301,622

Distributions to Shareholders

Distributions from net investment income		($641,734)	($1,817,626)

Transactions in Fund Shares

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,119,680	$11,538,286	2,682,808	$27,451,134
Shares reinvested		31,104	320,378	88,367	906,087
Shares redeemed	+	(1,916,254)	(19,695,255)	(3,425,393)	(35,077,129)

Net transactions in fund shares		(765,470)	($7,836,591)	(654,218)	($6,719,908)

Shares Outstanding and Net Assets

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,057,272	$72,595,775	7,711,490	$77,831,687
Total decrease	+	(765,470)	(9,095,005)	(654,218)	(5,235,912)

End of period		6,291,802	$63,500,770	7,057,272	$72,595,775

Net investment income not yet distributed			$1,847		$19,516

See financial notes 25

 Schwab Monthly Income Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab MarketTrack Growth Portfolio
Schwab Monthly Income Fund-Moderate Payout	Schwab MarketTrack Balanced Portfolio
Schwab Monthly Income Fund-Enhanced Payout	Schwab MarketTrack Conservative Portfolio
Schwab Monthly Income Fund-Maximum Payout	Laudus Small-Cap MarketMasters Fund
Schwab Target 2010 Fund	Laudus International MarketMasters Fund
Schwab Target 2015 Fund	Schwab Balanced Fund
Schwab Target 2020 Fund	Schwab Core Equity Fund
Schwab Target 2025 Fund	Schwab Dividend Equity Fund
Schwab Target 2030 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2035 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2040 Fund	Schwab Hedged Equity Fund
Schwab Target 2045 Fund	Schwab Financial Services Fund
Schwab Target 2050 Fund	Schwab Health Care Fund
Schwab Target 2055 Fund	Schwab International Core Equity Fund
Schwab S&P 500 Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab Small-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental Emerging Markets Large Company Index Fund

The Schwab Monthly Income Funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed income securities, cash and cash equivalents, including money market securities, futures and exchange traded funds (“ETFs”). Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income, if any, to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Equity and fixed income markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Structural Risk. The funds’ monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if the fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. A fund’s investment losses may reduce the amount of future cash income payments an investor will receive from the fund. The dollar amount of a fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for payments to go down substantially from one year to the next and over time depending on the timing of an investor’s investments in the fund. Any redemptions will proportionately reduce the amount of future cash income payments to be received from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund’s monthly income payments to shareholders will remain at a fixed amount.

Underlying Fund Investment Risk. The value of an investment in the funds is based primarily on the prices of the underlying funds that the funds purchase. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-advisers) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid- cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments — bonds or stocks of another capitalization range, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding stocks of the particular capitalization.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	ETFs Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. The funds may invest a portion of their assets directly in equity and fixed income securities, as well as other mutual funds and ETFs to maintain their asset allocations. The funds’ direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The plan enables each fund to bear expenses relating to the provision by services providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”) of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fees under the plan.

CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the funds (“expense limitation”) to 0.00% . This agreement may only be amended or terminated with approval of the funds’ Board.

The agreement to limit the funds’ total annual fund operating expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of June 30, 2013, each Schwab Monthly Income Fund’s ownership percentages of other related funds’ shares are:

	Schwab	Schwab	Schwab
	Monthly Income Fund	Monthly Income Fund	Monthly Income Fund
	-Moderate Payout	-Enhanced Payout	-Maximum Payout

Schwab Global Real Estate Fund	1.2%	1.9%	0.7%
Laudus International MarketMasters Fund, Select Shares	0.2%	0.4%	0.1%
Schwab Dividend Equity Fund	0.7%	1.2%	0.5%
Schwab Intermediate-Term Bond Fund	2.3%	7.0%	5.8%
Schwab Total Bond Market Fund	1.2%	3.8%	3.2%

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended June 30, 2013.

Schwab Monthly Income Fund — Moderate Payout:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	01/01/13	01/01/13
Underlying Funds	12/31/12	Additions	Sales	06/30/13	06/30/13	to 06/30/13	to 06/30/13

Schwab Global Real Estate Fund	510,083	83,421	(180,995)	412,509	$2,693,685	$70,859	$66,105
Laudus International MarketMasters Fund, Select Shares	100,254	126,712	(6,616)	220,350	4,559,035	(546)	—
Laudus Growth Investors U.S. Large Cap Growth Fund	148,991	4,037	(153,028)	—	—	493,306	—
Schwab Dividend Equity Fund	347,519	387,879	(44,166)	691,232	11,578,135	1,534	67,892
Schwab Intermediate-Term Bond Fund	689,412	259,198	(116,940)	831,670	8,416,496	(25,938)	75,426
Schwab Total Bond Market Fund	558,841	649,341	(32,948)	1,175,234	10,976,690	(11,034)	94,756
Laudus Mondrian International Fixed Income Fund	100,287	—	(100,287)	—	—	(34,801)	—
Schwab Short-Term Bond Market Fund	394,138	33,814	(427,952)	—	—	77,993	7,928

Total					$38,224,041	$571,373	$312,107

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Monthly Income Fund — Enhanced Payout:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	01/01/13	01/01/13
Underlying Funds	12/31/12	Additions	Sales	06/30/13	06/30/13	to 06/30/13	to 06/30/13

Schwab Global Real Estate Fund	1,013,583	68,571	(420,502)	661,652	$4,320,586	$585,001	$112,949
Laudus International MarketMasters Fund, Select Shares	140,354	217,014	(7,029)	350,339	7,248,504	3,399	—
Laudus Growth Investors U.S. Large Cap Growth Fund	213,078	—	(213,078)	—	—	802,787	—
Schwab Dividend Equity Fund	621,165	603,014	(86,203)	1,137,976	19,061,092	(2,946)	112,822
Schwab Intermediate-Term Bond Fund	2,376,110	511,437	(383,141)	2,504,406	25,344,593	(46,553)	22,329
Schwab Total Bond Market Fund	2,007,143	1,733,996	(87,880)	3,653,259	34,121,438	(36,665)	238,529
Laudus Mondrian International Fixed Income Fund	303,590	—	(303,590)	—	—	216,092	—
Schwab Short-Term Bond Market Fund	1,167,215	24,159	(1,191,374)	—	—	334,161	306,923
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,718,156	—	(1,718,156)	—	—	—	337

Total					$90,096,213	$1,855,276	$793,889

Schwab Monthly Income Fund — Maximum Payout:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	01/01/13	01/01/13
Underlying Funds	12/31/12	Additions	Sales	06/30/13	06/30/13	to 06/30/13	to 06/30/13

Schwab Global Real Estate Fund	550,461	15,326	(327,467)	238,320	$1,556,232	$435,288	$47,024
Laudus International MarketMasters Fund, Select Shares	—	147,266	(19,791)	127,475	2,637,453	13,025	—
Schwab Dividend Equity Fund	273,057	244,914	(73,159)	444,812	7,450,597	32,843	44,635
Schwab Intermediate-Term Bond Fund	2,416,361	160,737	(482,898)	2,094,200	21,193,299	(28,986)	226,236
Schwab Total Bond Market Fund	1,949,565	1,563,726	(377,060)	3,136,231	29,292,399	(50,068)	282,472
Laudus Mondrian International Fixed Income Fund	353,578	4,374	(357,952)	—	—	(62,036)	—
Schwab Short-Term Bond Market Fund	1,243,471	69,766	(1,313,237)	—	—	305,840	23,027
Schwab Value Advantage Money Fund, Institutional Prime Shares	2,944,812	—	(2,944,812)	—	—	—	577

Total					$62,129,980	$645,906	$623,971

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

5. Board of Trustees (continued):

it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Monthly Income Fund - Moderate Payout	$18,849,000	$11,128,599
Schwab Monthly Income Fund - Enhanced Payout	37,087,000	28,788,941
Schwab Monthly Income Fund - Maximum Payout	24,634,000	31,653,970

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab	Schwab
	Monthly Income Fund -	Monthly Income Fund -	Monthly Income Fund -
Expiration Date	Moderate Payout	Enhanced Payout	Maximum Payout

December 31, 2015	$—	$4,546,740	$—
December 31, 2016	—	819,197	—
December 31, 2017	28,402	1,676,892	140,407
December 31, 2018	52,997	—	—

Total	$81,399	$7,042,829	$140,407

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the funds had capital losses deferred and capital losses utilized as follows:

	Schwab	Schwab	Schwab
	Monthly Income Fund -	Monthly Income Fund -	Monthly Income Fund -
	Moderate Payout	Enhanced Payout	Maximum Payout

Capital losses deferred	$—	$—	$863
Capital losses utilized	44,535	283,904	323,185

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the funds did not incur any interest or penalties.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Monthly Income Fund—Moderate Payout, Schwab Monthly Income Fund—Enhanced Payout and Schwab Monthly Income Fund—Maximum Payout (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered that CSIM is not charging any management fees at the Fund level; it being understood that there is a management fee at the underlying fund level. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees considered that CSIM is not charging any management fees at the Fund level; it being understood that there is a management fee at the underlying fund level. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Aggregate Intermediate Bond Index An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

FTSE EPRA/NAREIT Global Index An index that is designed to provide a diverse representation of publicly traded equity REITs and listed property companies worldwide.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR43716-05
00100490

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust – Monthly Income Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	August 12, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	August 12, 2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	August 12, 2013